Other equity instruments	6 Months Ended
Jun. 30, 2021
Miscellaneous components of equity [abstract]
Other equity instruments	Other equity instruments

	Half year ended 30.06.21	Year ended 31.12.20
	£m	£m
Opening balance as at 1 January	11,172	10,871
Issuances	—	1,142
Redemptions	—	(831)
Securities held by the Group	(5)	(10)
Closing balance	11,167	11,172
Other equity instruments of £11,167m (December 2020: £11,172m) include AT1 securities issued by Barclays PLC. There have been no issuances or redemptions in the period.
The AT1 securities are perpetual securities with no fixed maturity and are structured to qualify as AT1 instruments under prevailing capital rules applicable as at the relevant issue date. AT1 securities are undated and are redeemable, at the option of Barclays PLC, in whole on (i) the initial call date, or on any fifth anniversary after the initial call date or (ii) any day falling in a named period ending on the initial reset date, or on any fifth anniversary after the initial reset date. In addition, the AT1 securities are redeemable, at the option of Barclays PLC, in whole in the event of certain changes in the tax or regulatory treatment of the securities. Any redemptions require the prior consent of the PRA.
All Barclays PLC AT1 securities will be converted into ordinary shares of Barclays PLC, at a pre-determined price, should the fully loaded CET1 ratio of the Group fall below 7%.